CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 1,244,824	$ 329,666	$ 1,039,142	$ 2,452,095
General and administrative expenses—related party	52,500	30,000	74,000	210,000
Loss from operations	(1,297,324)	(359,666)	(1,113,142)	(2,662,095)
Other income:
Income from investments held in Trust Account	2,797,302	6,781	12,561	2,936,654
Net income (loss)	$ 1,499,978	$ (352,885)	$ (1,100,581)	$ 274,559
Class A ordinary shares [Member]
Other income:
Basic weighted average ordinary shares outstanding (in shares)	28,407,000	28,407,000	19,687,130	28,407,000
Diluted weighted average ordinary shares outstanding (in shares)	28,407,000	28,407,000	19,687,130	28,407,000
Earnings per share, Basic	$ 0.04	$ (0.01)	$ (0.04)	$ 0.01
Earnings per share, Diluted	$ 0.04	$ (0.01)	$ (0.04)	$ 0.01
Class B ordinary shares [Member]
Other income:
Basic weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,683,149	6,875,000
Diluted weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,683,149	6,875,000
Earnings per share, Basic	$ 0.04	$ (0.01)	$ (0.04)	$ 0.01
Earnings per share, Diluted	$ 0.04	$ (0.01)	$ (0.04)	$ 0.01